                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07192
                                                      ---------

                          Michigan Municipals Portfolio
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
EDUCATION -- 1.8%

  $     1,250       Michigan Higher Education Facilities Authority, (Creative
                    Studies), 5.85%, 12/1/22                                              $     1,273,225
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,273,225
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.4%

  $     1,000       Puerto Rico Electric Power Authority, 5.125%, 7/1/29                  $     1,028,560

---------------------------------------------------------------------------------------------------------
                                                                                          $     1,028,560
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.0%

  $       250       Battle Creek, Downtown Development Authority Tax
                    Increment, Prerefunded to 5/1/04, 7.60%, 5/1/16                       $       259,095
        1,315       Battle Creek, Downtown Development Authority Tax
                    Increment, Prerefunded to 5/1/04, 7.65%, 5/1/22                             1,362,997
          475       Detroit, Prerefunded to 4/1/05, 6.70%, 4/1/10                                 510,473
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,132,565
---------------------------------------------------------------------------------------------------------

HEALTH CARE -- MISCELLANEOUS -- 1.4%

  $     1,080       Pittsfield Township EDC, (Arbor Hospice),
                    7.875%, 8/15/27                                                       $     1,034,392
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,034,392
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 12.9%

  $       500       Allegan Hospital Finance Authority, (Allegan General
                    Hospital), 7.00%, 11/15/21                                            $       512,210
          870       Mecosta County, (Michigan General Hospital),
                    5.75%, 5/15/09                                                                877,047
        2,000       Michigan Hospital Finance Authority, (Central Michigan
                    Community Hospital), 6.25%, 10/1/27                                         2,003,620
        3,750       Michigan Hospital Finance Authority, (McLaren Obligated
                    Group), 4.50%, 10/15/21                                                     3,466,725
        1,500       Michigan Hospital Finance Authority, (Oakwood Hospital),
                    5.75%, 4/1/32                                                               1,553,355
          750       Michigan Hospital Finance Authority, (Sparrow Obligation
                    Group), 5.625%, 11/15/36                                                      761,512
---------------------------------------------------------------------------------------------------------
                                                                                          $     9,174,469
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.0%

  $     2,000       Dickinson, EDC, (Champion International),
                    5.85%, 10/1/18                                                        $     2,043,620
        2,200       Michigan Strategic Fund, (S.D. Warren), (AMT),
                    7.375%, 1/15/22                                                             2,195,336
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,238,956
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.9%

  $     1,000       Ferris State University, (AMBAC), 5.00%, 10/1/23(1)                   $     1,029,830
        1,000       Michigan Technological University, (XLCA),
                    5.00%, 10/1/33                                                              1,029,210
        2,000       Western Michigan University, (FGIC),
                    5.125%, 11/15/22                                                            2,104,040
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,163,080
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.9%

  $     2,000       Michigan Strategic Fund Resource Recovery, (Detroit
                    Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29                             $     2,112,180
          300       Michigan Strategic Fund, (Detroit Edison Co.), (FGIC),
                    6.95%, 5/1/11                                                                 374,355
        1,000       Puerto Rico Electric Power Authority, (FSA),
                    4.75%, 7/1/24                                                               1,013,490
---------------------------------------------------------------------------------------------------------
                                                                                          $     3,500,025
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.0%

  $     3,500       Kent Hospital Finance Authority, (Butterworth Health
                    System), Prerefunded to 1/15/06, (MBIA),
                    6.125%, 1/15/21                                                       $     3,877,685
        1,000       Lake Orion, School District, Prerefunded to 5/1/05,
                    (AMBAC), 7.00%, 5/1/20                                                      1,082,510
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,960,195
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 31.6%

  $     1,000       Avondale School District, (AMBAC), 4.75%, 5/1/22                      $     1,010,810
        1,005       Brighton School District, (AMBAC), 0.00%, 5/1/18                              525,605
          250       Clawson City School District, (FSA), 5.00%, 5/1/24                            255,957
        1,000       Coopersville Area Public School District, (MBIA),
                    5.00%, 5/1/29                                                               1,020,980
        2,000       Detroit School District, (FGIC), 5.25%, 5/1/28                              2,113,140
        1,000       Detroit, City School District, (FSA), 6.00%, 5/1/29                         1,220,580
          400       Haslett Public School District, (FSA), 4.75%, 5/1/26                          402,468
        1,900       Holland School District, (AMBAC), 0.00%, 5/1/17                             1,053,474
        3,000       Lake Orion, Community School District, (FGIC),
                    5.125%, 5/1/23                                                              3,135,390
        1,000       Melvindale-Northern Allen Park School District, (Building
                    and Site), (FSA), 5.00%, 5/1/28                                             1,033,220
        1,000       Novi Building Authority, (FSA), 5.50%, 10/1/25                              1,079,300
        2,410       Okemos Public Schools, (MBIA), 0.00%, 5/1/16                                1,415,586
        1,790       Parchment School District, (MBIA), 5.00%, 5/1/25                            1,910,252
          350       Puerto Rico General Obligation, (FSA), Variable Rate,
                    7/1/27(2)(3)                                                                  420,441
        1,000       Redford Union School District No.1, (AMBAC),
                    5.00%, 5/1/22                                                               1,072,720
        1,000       St. Johns Public Schools, (FGIC), 5.10%, 5/1/25                             1,077,900

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

  $     2,500       Wyoming Public Schools, (FGIC), 5.125%, 5/1/23                        $     2,612,825
        1,000       Zeeland Public Schools, (FGIC), 5.25%, 5/1/22                               1,066,530
---------------------------------------------------------------------------------------------------------
                                                                                          $    22,427,178
---------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.7%

  $       500       Michigan HDA, (Parkway Meadows), (FSA),
                    6.85%, 10/15/18                                                       $       511,900
          660       Michigan HDA, Rental Housing, (MBIA), (AMT),
                    5.30%, 10/1/37                                                                672,316
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,184,216
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.5%

  $     1,000       Michigan Building Authority, (Facilities Program), (MBIA),
                    5.00%, 10/15/29                                                       $     1,035,330
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,035,330
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.4%

  $     1,000       Wayne Charter County, (Airport Hotel-Detroit Metropolitan
                    Airport), (MBIA) , 5.00%, 12/1/30                                     $     1,032,010
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,032,010
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.5%

  $       345       Puerto Rico Highway and Transportation Authority, (MBIA),
                    Variable Rate, 1/1/19(2)(3)                                           $       455,476
        2,000       Wayne Charter County Airport, Residual Certificates,
                    (MBIA), (AMT), Variable Rate, 12/1/28(2)(4)                                 2,033,360
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,488,836
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.3%

  $       500       Detroit, City Water Supply System, (FGIC),
                    4.75%, 7/1/19                                                         $       504,585
        2,400       Grand Rapids, Sanitary Sewer System, (FGIC),
                    4.75%, 1/1/28                                                               2,410,152
        2,165       Warren, Water and Sewer, (FSA), 5.25%, 11/1/26                              2,276,649
---------------------------------------------------------------------------------------------------------
                                                                                          $     5,191,386
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 3.6%

  $     3,050       Detroit, Downtown Tax Increment, 0.00%, 7/1/16                        $     1,657,706
        2,000       Detroit, Downtown Tax Increment, 0.00%, 7/1/20                                839,160
           30       Michigan Municipal Bond Authority Local Government
                    Loan, 6.90%, 5/1/21                                                            30,129
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,526,995
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.2%

  $     1,500       Kent County Airport Facility, (AMT), Variable Rate,
                    1/1/25(2)(4)                                                          $     1,532,790
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,532,790
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.1%
   (IDENTIFIED COST $61,651,270)                                                          $    68,924,208
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.9%                                                    $     2,057,812
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                      $    70,982,020
---------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 66.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 22.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004
FINANCIAL STATEMENTS (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2004

                                            ARIZONA PORTFOLIO      COLORADO PORTFOLIO    CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                         $         63,890,142   $         30,646,324   $        132,973,780   $         61,651,270
   Unrealized appreciation                            4,466,222              1,824,764             10,584,104              7,272,938
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                      $         68,356,364   $         32,471,088   $        143,557,884   $         68,924,208
------------------------------------------------------------------------------------------------------------------------------------
Cash                                       $            370,990   $            110,804   $             58,619   $          1,351,957
Receivable for investments sold                         337,958                  5,068                     --                     --
Interest receivable                                     519,627                361,917              1,555,699                789,631
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $         69,584,939   $         32,948,877   $        145,172,202   $         71,065,796
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin
  on open financial futures contracts      $             75,750   $             44,992   $            119,730   $             63,490
Accrued expenses                                         19,042                 13,226                 17,713                 20,286
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $             94,792   $             58,218   $            137,443   $             83,776
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                    $         69,490,147   $         32,890,659   $        145,034,759   $         70,982,020
------------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital
  contributions and withdrawals            $         65,201,104   $         31,122,001   $        134,645,125   $         63,795,528
Net unrealized appreciation (computed
  on the basis of identified cost)                    4,289,043              1,768,658             10,389,634              7,186,492
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                      $         69,490,147   $         32,890,659   $        145,034,759   $         70,982,020
------------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                      MINNESOTA PORTFOLIO    NEW JERSEY PORTFOLIO    PENNSYLVANIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                 $          45,751,631   $         241,760,877   $          205,997,522
     Unrealized appreciation                                     2,512,073              22,775,735               14,126,073
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                $          48,263,704   $         264,536,612   $          220,123,595
---------------------------------------------------------------------------------------------------------------------------
Cash                                                 $             171,616   $                  --   $              265,300
Receivable for investments sold                                         --               1,611,719                       --
Interest receivable                                                625,804               3,553,463                2,785,294
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                         $          49,061,124   $         269,701,794   $          223,174,189
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
  financial futures contracts                        $              60,000   $             450,000   $              242,250
Demand note payable                                                     --               5,200,000                       --
Due to bank                                                             --                  94,182                       --
Accrued expenses                                                    14,349                  27,638                   32,295
---------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                    $              74,349   $           5,771,820   $              274,545
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
  PORTFOLIO                                          $          48,986,775   $         263,929,974   $          222,899,644
---------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
  withdrawals                                        $          46,593,807   $         242,042,841   $          209,340,194
Net unrealized appreciation (computed on the basis
  of identified cost)                                            2,392,968              21,887,133               13,559,450
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                $          48,986,775   $         263,929,974   $          222,899,644
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                               ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                       $       2,016,538   $        1,002,721   $           3,894,139   $        2,026,222
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                        $       2,016,538   $        1,002,721   $           3,894,139   $        2,026,222
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                         $         116,084   $           41,200   $             290,650   $          119,265
Trustees fees and expenses                                 3,745                  961                   5,044                3,745
Legal and accounting services                             13,394               10,408                  13,602               13,394
Custodian fee                                             20,276               13,366                  39,093               22,000
Miscellaneous                                              5,023                3,917                   7,951                6,129
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                 $         158,522   $           69,852   $             356,340   $          164,533
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          $       1,858,016   $          932,869   $           3,537,799   $        1,861,689
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost
       basis)                                  $          43,789   $          291,023   $             106,112   $        1,432,690
     Financial futures contracts                         404,266             (339,641)               (904,320)            (557,603)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                       $         448,055   $          (48,618)  $            (798,208)  $          875,087
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
     Investments (identified cost basis)       $       2,734,351   $        1,543,304   $           5,385,490   $        1,378,007
     Financial futures contracts                      (1,172,260)            (176,793)               (458,327)            (276,298)
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                               $       1,562,091   $        1,366,511   $           4,927,163   $        1,101,709
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN               $       2,010,146   $        1,317,893   $           4,128,955   $        1,976,796
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS     $       3,868,162   $        2,250,762   $           7,666,754   $        3,838,485
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                      MINNESOTA PORTFOLIO     NEW JERSEY PORTFOLIO   PENNSYLVANIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                             $           1,367,518   $           7,566,550   $            6,750,746
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                              $           1,367,518   $           7,566,550   $            6,750,746
---------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                               $              69,760   $             574,309   $              486,732
Trustees fees and expenses                                           3,745                   8,743                    7,590
Legal and accounting services                                       12,520                  35,800                   23,921
Custodian fee                                                       16,093                  67,197                   55,215
Miscellaneous                                                        4,198                  10,311                   10,265
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                       $             106,316   $             696,360   $              583,723
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                $           1,261,202   $           6,870,190   $            6,167,023
---------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost
      basis)                                         $             221,425   $             431,859   $              270,423
    Financial futures contracts                                    688,358               2,099,457                1,244,198
    Interest rate swap contracts                                    24,623                      --                       --
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                    $             934,406   $           2,531,316   $            1,514,621
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
     Investments (identified cost basis)             $           1,758,855   $          14,819,294   $            8,684,123
     Financial futures contracts                                (1,386,097)             (6,571,731)              (3,816,250)
     Interest rate swap contracts                                  (57,836)                     --                       --
---------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                     $             314,922   $           8,247,563   $            4,867,873
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                     $           1,249,328   $          10,778,879   $            6,382,494
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS           $           2,510,530   $          17,649,069   $           12,549,517
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                            ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
    Net investment income                   $       1,858,016   $          932,869   $           3,537,799   $        1,861,689
    Net realized gain (loss)                          448,055              (48,618)               (798,208)             875,087
    Net change in unrealized appreciation
      (depreciation)                                1,562,091            1,366,511               4,927,163            1,101,709
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS  $       3,868,162   $        2,250,762   $           7,666,754   $        3,838,485
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                          $       2,707,414   $        2,583,759   $           6,493,598   $        3,535,515
     Withdrawals                                   (5,856,671)          (8,993,026)            (17,493,082)          (7,498,486)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                              $      (3,149,257)  $       (6,409,267)  $         (10,999,484)  $       (3,962,971)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $         718,905   $       (4,158,505)  $          (3,332,730)  $         (124,486)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                      $      68,771,242   $       37,049,164   $         148,367,489   $       71,106,506
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $      69,490,147   $       32,890,659   $         145,034,759   $       70,982,020
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                     MINNESOTA PORTFOLIO     NEW JERSEY PORTFOLIO   PENNSYLVANIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                            $           1,261,202   $           6,870,190   $            6,167,023
    Net realized gain                                              934,406               2,531,316                1,514,621
    Net change in unrealized appreciation
      (depreciation)                                               314,922               8,247,563                4,867,873
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $           2,510,530   $          17,649,069   $           12,549,517
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                   $           1,745,649   $           6,978,935   $            8,001,639
     Withdrawals                                                (5,685,542)            (21,683,647)             (19,650,381)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                       $          (3,939,893)  $         (14,704,712)  $          (11,648,742)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $          (1,429,363)  $           2,944,357   $              900,775
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
At beginning of period                               $          50,416,138   $         260,985,617   $          221,998,869
---------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                     $          48,986,775   $         263,929,974   $          222,899,644
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS           ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                   $       3,721,947   $        1,918,218   $           7,426,305   $        3,955,790
    Net realized loss                                (952,766)             (34,486)               (269,668)          (1,404,468)
    Net change in unrealized appreciation
      (depreciation)                                 (403,955)            (850,031)             (2,440,714)             (33,131)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS  $       2,365,226   $        1,033,701   $           4,715,923   $        2,518,191
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions--
     Contributions                          $       8,544,425   $        5,459,235   $          16,650,520   $        5,031,989
     Withdrawals                                  (12,746,995)          (5,946,277)            (24,135,741)         (13,125,967)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                              $      (4,202,570)  $         (487,042)  $          (7,485,221)  $       (8,093,978)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $      (1,837,344)  $          546,659   $          (2,769,298)  $       (5,575,787)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                        $      70,608,586   $       36,502,505   $         151,136,787   $       76,682,293
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $      68,771,242   $       37,049,164   $         148,367,489   $       71,106,506
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                     MINNESOTA PORTFOLIO     NEW JERSEY PORTFOLIO   PENNSYLVANIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                            $           2,667,445   $          14,487,704   $           12,765,366
    Net realized loss                                           (1,571,290)             (8,343,479)              (9,422,517)
    Net change in unrealized appreciation
     (depreciation)                                                519,546               1,648,870                5,294,546
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $           1,615,701   $           7,793,095   $            8,637,395
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                   $           7,065,967   $          26,429,810   $           20,423,743
     Withdrawals                                                (9,872,835)            (41,003,267)             (34,240,997)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                       $          (2,806,868)  $         (14,573,457)  $          (13,817,254)
---------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                           $          (1,191,167)  $          (6,780,362)  $           (5,179,859)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $          51,607,305   $         267,765,979   $          227,178,728
---------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                       $          50,416,138   $         260,985,617   $          221,998,869
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004
FINANCIAL STATEMENTS
SUPPLEMENTARY DATA

                                                                                  ARIZONA PORTFOLIO
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                               JANUARY 31, 2004       --------------------------------------------------------
                                               (UNAUDITED)              2003       2002(1)      2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net
  assets):
     Expenses                                              0.45%(2)       0.45%       0.44%       0.47%       0.52%       0.49%
     Expenses after custodian fee reduction                0.45%(2)       0.44%       0.44%       0.45%       0.51%       0.48%
     Net investment income                                 5.33%(2)       5.21%       5.39%       5.73%       5.67%       5.21%
Portfolio Turnover                                            3%             6%         27%         26%         25%         38%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            5.77%          3.32%       6.08%         --          --          --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $         69,490       $ 68,771    $ 70,609    $ 71,927    $ 73,624    $ 94,333
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 COLORADO PORTFOLIO
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                               JANUARY 31, 2004       --------------------------------------------------------
                                               (UNAUDITED)              2003       2002(1)      2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                              0.38%(2)       0.39%       0.41%       0.45%       0.39%       0.39%
     Expenses after custodian fee reduction                0.38%(2)       0.37%       0.39%       0.41%       0.36%       0.35%
     Net investment income                                 5.06%(2)       5.11%       5.40%       5.47%       5.85%       5.36%
Portfolio Turnover                                            4%            21%         18%         18%         14%         33%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            6.29%          2.81%       5.58%         --          --          --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $         32,891       $ 37,049    $ 36,503    $ 30,796    $ 30,620    $ 37,874
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                               CONNECTICUT PORTFOLIO
                                              -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                              JANUARY 31, 2004      ---------------------------------------------------------
                                              (UNAUDITED)              2003       2002(1)      2001        2000       1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                             0.48%(2)       0.48%       0.50%       0.51%       0.50%       0.50%
     Expenses after custodian fee reduction               0.48%(2)       0.48%       0.48%       0.48%       0.48%       0.48%
     Net investment income                                4.79%(2)       4.84%       5.08%       5.31%       5.53%       5.15%
Portfolio Turnover                                           7%            19%         22%         14%         20%         18%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                           5.39%          3.06%       5.23%         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)     $        145,035      $ 148,367   $ 151,137   $ 138,999   $ 133,137   $ 157,894
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 MICHIGAN PORTFOLIO
                                               --------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                               JANUARY 31, 2004       ---------------------------------------------------------
                                               (UNAUDITED)              2003       2002(1)      2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                              0.46%(2)       0.47%       0.45%       0.48%       0.52%        0.49%
     Expenses after custodian fee reduction                0.46%(2)       0.46%       0.45%       0.47%       0.52%        0.48%
     Net investment income                                 5.23%(2)       5.25%       5.41%       5.48%       5.67%        5.10%
Portfolio Turnover                                            7%            12%          7%          8%         30%          31%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            5.59%          3.30%       5.65%         --          --           --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $         70,982       $ 71,107    $ 76,682    $ 81,102    $ 85,576    $ 109,463
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 MINNESOTA PORTFOLIO
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                               JANUARY 31, 2004       --------------------------------------------------------
                                               (UNAUDITED)              2003       2002(1)      2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                              0.42%(2)       0.43%       0.41%       0.47%       0.45%       0.46%
     Expenses after custodian fee reduction                0.42%(2)       0.41%       0.39%       0.42%       0.43%       0.44%
     Net investment income                                 5.43%(2)       5.19%       5.76%       5.65%       5.81%       5.28%
Portfolio Turnover                                            9%            15%         26%         17%         12%         19%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            5.11%          3.20%       4.68%         --          --          --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $         48,987       $ 50,416    $ 51,607    $ 49,632    $ 48,848    $ 60,393
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 NEW JERSEY PORTFOLIO
                                              -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                              JANUARY 31, 2004      ---------------------------------------------------------
                                              (UNAUDITED)              2003       2002(1)      2001        2000       1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                             0.52%(2)       0.52%       0.52%       0.55%       0.54%       0.53%
     Expenses after custodian fee reduction               0.52%(2)       0.52%       0.52%       0.54%       0.54%       0.52%
     Net investment income                                5.18%(2)       5.36%       5.76%       5.76%       5.91%       5.39%
Portfolio Turnover                                           8%            15%         26%         20%         26%         32%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                           6.94%          2.86%       5.55%         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)     $        263,930      $ 260,986   $ 267,766   $ 258,202   $ 248,400   $ 309,333
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                      PENNSYLVANIA PORTFOLIO
                                              -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                              JANUARY 31, 2004      ---------------------------------------------------------
                                              (UNAUDITED)              2003       2002(1)      2001        2000       1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                             0.52%(2)       0.52%       0.54%       0.55%       0.58%       0.54%
     Expenses after custodian fee reduction               0.52%(2)       0.52%       0.52%       0.51%       0.58%       0.50%
     Net investment income                                5.51%(2)       5.60%       6.05%       5.97%       5.92%       5.49%
Portfolio Turnover                                           5%            23%         15%         15%         18%         27%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                           5.82%          3.90%       5.96%         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)     $        222,900      $ 221,999   $ 227,179   $ 230,213   $ 237,692   $ 314,873
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At January 31, 2004, Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since the Portfolios' investors are primarily regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are market-to-market daily and begin earning interest on settlement date.

   H INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   L INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to January 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2004, each Portfolio paid advisory fees as follows:

   PORTFOLIO                     AMOUNT       EFFECTIVE RATE*
   ----------------------------------------------------------
   Arizona                       $  116,084             0.33%
   Colorado                          41,200             0.22%
   Connecticut                      290,650             0.39%
   Michigan                         119,265             0.33%
   Minnesota                         69,760             0.28%
   New Jersey                       574,309             0.43%
   Pennsylvania                     486,732             0.43%

   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the six months ended January 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   PORTFOLIO                      PURCHASES            SALES
   ---------------------------------------------------------
   New Jersey                            --    $     119,759

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2004 were as follows:

   ARIZONA PORTFOLIO

   Purchases                                   $   1,781,376
   Sales                                           2,205,903

   COLORADO PORTFOLIO

   Purchases                                   $   1,505,510
   Sales                                           7,230,935

   CONNECTICUT PORTFOLIO

   Purchases                                   $   9,338,902
   Sales                                          22,722,518

   MICHIGAN PORTFOLIO

   Purchases                                   $   5,105,202
   Sales                                           8,594,070

   MINNESOTA PORTFOLIO

   Purchases                                   $   4,631,504
   Sales                                           7,207,136

   NEW JERSEY PORTFOLIO

   Purchases                                   $  21,928,331
   Sales                                          29,464,839

   PENNSYLVANIA PORTFOLIO

   Purchases                                   $  11,814,480
   Sales                                          18,334,762

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2004, as computed on a federal income tax basis, are as follows:

   ARIZONA PORTFOLIO

   AGGREGATE COST                              $  63,836,309
   ---------------------------------------------------------
   Gross unrealized appreciation               $   7,194,217
   Gross unrealized depreciation                  (2,674,162)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $   4,520,055
   ---------------------------------------------------------

   COLORADO PORTFOLIO

   AGGREGATE COST                              $  30,632,193
   ---------------------------------------------------------
   Gross unrealized appreciation               $   2,122,545
   Gross unrealized depreciation                    (283,650)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $   1,838,895
   ---------------------------------------------------------

   CONNECTICUT PORTFOLIO

   AGGREGATE COST                              $ 132,860,287
   ---------------------------------------------------------
   Gross unrealized appreciation               $  10,743,462
   Gross unrealized depreciation                     (45,865)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $  10,697,597
   ---------------------------------------------------------

   MICHIGAN PORTFOLIO

   AGGREGATE COST                              $  61,574,802
   ---------------------------------------------------------
   Gross unrealized appreciation               $   7,357,641
   Gross unrealized depreciation                      (8,235)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $   7,349,406
   ---------------------------------------------------------

   MINNESOTA PORTFOLIO

   AGGREGATE COST                              $  45,689,062
   ---------------------------------------------------------
   Gross unrealized appreciation               $   3,118,165
   Gross unrealized depreciation                    (543,523)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $   2,574,642
   ---------------------------------------------------------

   NEW JERSEY PORTFOLIO

   AGGREGATE COST                              $ 241,505,698
   ---------------------------------------------------------
   Gross unrealized appreciation               $  25,750,684
   Gross unrealized depreciation                  (2,719,770)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $  23,030,914
   ---------------------------------------------------------

   PENNSYLVANIA PORTFOLIO

   AGGREGATE COST                              $ 205,771,795
   ---------------------------------------------------------
   Gross unrealized appreciation               $  15,910,925
   Gross unrealized depreciation                  (1,559,125)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $  14,351,800
   ---------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2004, the New Jersey Portfolio had a balance outstanding pursuant to this line of credit of $5,200,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2004 is as follows:

   FUTURES CONTRACTS

                  EXPIRATION                                       NET UNREALIZED
   PORTFOLIO      DATE         CONTRACTS                POSITION    DEPRECIATION
   ------------------------------------------------------------------------------
   Arizona        3/04         101 U.S. Treasury Bond   Short      $     (177,179)
   ------------------------------------------------------------------------------
   Colorado       3/04         57 U.S. Treasury Bond    Short      $      (56,106)
   ------------------------------------------------------------------------------
   Connecticut    3/04         152 U.S. Treasury Bond   Short      $     (194,470)
   ------------------------------------------------------------------------------
   Michigan       3/04         81 U.S. Treasury Bond    Short      $      (86,446)
   ------------------------------------------------------------------------------
   Minnesota      3/04         80 U.S. Treasury Bond    Short      $     (119,105)
   ------------------------------------------------------------------------------
   New Jersey     3/04         600 U.S. Treasury Bond   Short      $     (888,602)
   ------------------------------------------------------------------------------
   Pennsylvania   3/04         323 U.S. Treasury Bond   Short      $     (566,623)
   ------------------------------------------------------------------------------

   At January 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

INVESTMENT MANAGEMENT

Municipals Portfolios

OFFICERS

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and New
Jersey Municipals Portfolios

Kristin S. Anagnost
Treasurer of Colorado,
Connecticut, Minnesota and New
Jersey Municipals Portfolios

Barbara E. Campbell
Treasurer of Arizona, Michigan
and Pennsylvania Municipals
Portfolios

Alan R. Dynner
Secretary

TRUSTEES
Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MICHIGAN MUNICIPALS PORTFOLIO


By:      /s/ Thomas J. Fetter
       ---------------------------------
       Thomas J. Fetter
       President


Date:  March 18, 2004
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
       ---------------------------------
       Barbara E. Campbell
       Treasurer


Date:  March 18, 2004
       --------------


By:      /s/ Thomas J. Fetter
       ---------------------------------
       Thomas J. Fetter

       President


Date:  March 18, 2004
       --------------